Reportable Segment Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) store branch joint_venture segment foreign_country	Dec. 31, 2014 USD ($) store	Dec. 31, 2013 USD ($) store
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments | segment	4
Revenues | $	$ 11,339,000	$ 11,130,000	$ 10,186,000
Segment profit | $	1,963,000	1,695,000	1,442,000
Long lived assets | $	3,132,981	3,139,272	3,223,790
Identifiable assets | $	$ 5,791,855	$ 5,706,052	$ 6,382,507
Percent of assets of consolidated foreign subsidiaries to Company's assets	20.20%	23.80%	25.50%
Foreign Countries [Member]
Reportable Segment Information (Textual) [Abstract]
Revenues | $	$ 1,788,955	$ 2,203,804	$ 2,129,626
Segment profit | $	75,773	115,629	106,166
Long lived assets | $	497,528	551,364	648,908
Identifiable assets | $	$ 1,172,064	$ 1,359,991	$ 1,625,422
Paint Stores Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	4,086
Number of net new stores	83	95	388
New stores opened	113
Number of stores closed	30
Revenues | $	$ 7,209,000	$ 6,852,000	$ 6,002,000
Paint Stores Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	99
Number of stores closed	25
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	12
Number of stores closed	5
Paint Stores Group [Member] | Puerto Rico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Paint Stores Group [Member] | Trinidad [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
Consumer Group [Member]
Reportable Segment Information (Textual) [Abstract]
Percent of sales of one group including intersegment transfers represented products sold through other stores group	63.00%
Revenues | $	$ 1,578,000	1,421,000	1,342,000
Global Finishes Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores | branch	296
New stores opened | branch	3
Number of stores closed | branch	7
Net increase (decrease) in branches | branch	(4)
Number of subsidiaries in foreign countries | foreign_country	35
Income from licensing agreements in number of foreign countries | foreign_country	15
Revenues | $	$ 1,916,000	$ 2,081,000	$ 2,005,000
Global Finishes Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed | branch	5
Global Finishes Group [Member] | Chile [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed | branch	2
Global Finishes Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened | branch	2
Global Finishes Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened | branch	1
Latin America Coatings Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	291
New stores opened	17
Number of stores closed	2
Net increase (decrease) in branches	15
Number of subsidiaries in foreign countries | foreign_country	9
Number of foreign joint ventures | joint_venture	4
Income from licensing agreements in number of foreign countries | foreign_country	7
Latin America Coatings Group [Member] | South America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	11
Number of stores closed	1
Latin America Coatings Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened	6
Number of stores closed	1